Consolidated Statements of Cash Flows (Unaudited) (USD $)	2 Months Ended	5 Months Ended	9 Months Ended	14 Months Ended	7 Months Ended	12 Months Ended	26 Months Ended
	Sep. 30, 2012 Successor [Member]	Dec. 31, 2012 Successor [Member]	Sep. 30, 2013 Successor [Member]	Sep. 30, 2013 Successor [Member]	Jul. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Jul. 31, 2012 Predecessor [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 25,658	$ (272,812)	$ (2,182,300)	$ (2,455,112)	$ (4,751)	$ (15,322)	$ (43,662)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation expense		7,113	9,144	16,257			5,081
Amortization of debt discounts		19,608	376,764	396,372
Loss on extinguishment of debt			28,083	28,083
Bargain purchase gain- Albania	(89,553)	(7,741)		(7,741)
Shares issued for services			838,454	838,454
Stock Warrant issued for services			149,843	149,843
Changes in operating assets and liabilities:
Accounts receivable		(64,656)	106,666	42,010		(82,411)	(42,010)
Inventory			(65,829)	(65,829)
Prepaid expenses		(7,929)	(489,503)	(497,432)
Value added taxes receivables	(1,635)				42,227
Accounts payable and accruals	41,906	104,126	362,356	466,482	(194,370)	204,176	4,942
Accounts payable to related parties		6,782	(6,782)
CASH USED IN OPERATING ACTIVITIES	(23,624)	(215,509)	(873,105)	(1,088,614)	(156,894)	106,443	(75,649)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash acquired in acquisition of Albania	(250,000)			11,448
Cash received in acquisition	11,524	11,448
Cash paid for purchase of land			(70,000)	(70,000)
Cash paid for purchase of fixed assets	(53,945)		(154,139)	(154,139)		(438,833)	(731,129)
CASH USED IN INVESTING ACTIVITIES	(292,421)	11,448	(224,139)	(212,691)		(438,833)	(731,129)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of stock, net	170,000	1,389,500	1,718,000	3,107,500
Borrowings on debt	250,000
Principal payments debt			(250,000)	(250,000)
Contributed capital	(5,104)				164,888	327,578	704,378
CASH PROVIDED BY FINANCING ACTIVITIES	414,896	1,389,500	1,468,000	2,857,500	164,888	327,578	704,378
Effects of foreign exchange on cash	(430,503)	8,101		(422,402)	1,875	6,321	113,924
NET INCREASE IN CASH	(59,747)	1,193,540		1,133,793	9,869	1,509	11,524
CASH AT BEGINNING OF YEAR	1,200,676	1,200,676		1,200,676	1,655	146
CASH AT YEAR END	1,140,929	1,200,676			11,524	1,655	11,524
Supplemental disclosures of cash flow information:
Cash paid for interest
Cash paid for income taxes
NON-CASH TRANSACTIONS
Beneficial conversion feature	165,000	213,956		176,852
Common stock issued for note receivable	140,000
Common stock issued for debt and interest
Deposit used for acquisition of Albania		250,000		250,000
Convertible debt issued for acquisition of Albania, net of discount	$ 250,000	$ 204,852		$ 204,852